Expense Example - LVIP Fidelity Institutional AM Select Core Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	66	352	659	1,532	102	461	844	1,920